Related Party Transactions - Puttable instrument financial liability (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)
Related Party Transactions
Minimum percentage of significant equity interest	10.00%
Indemnification asset			$ 6,362		$ 6,756
Current account payables			0		27
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ (276)		(811)
Gain from disposition of subsidiary			229
Credit losses on corporate guarantees			(3,134)
Royalty expense	660		210
Company Controlled By Chairman
Related Party Transactions
Loans to corporate entities			$ 828		818
Interest percentage on loans provided		6.30%	6.30%
Current account receivables					20,802
Current account payables					27
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ 276		$ 811
Nominal consideration on sale of non-core metal processing business | €		€ 1
Gain from disposition of subsidiary			$ 906
Merkanti Holding plc | Company Controlled By Chairman
Related Party Transactions
Bonds issued				€ 316	$ 462
Total outstandaing percentage of offering and bonds issued	1.25%	1.25%	1.25%